Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Net loss	$ (4,255)	$ (2,640)
Basic and diluted weighted-average shares outstanding	4,855,876	4,855,876
Basic and diluted loss per share	$ (0.88)	$ (0.54)
Employee Stock Option 1 Deferred Stock Units [Member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Anti-dilutive shares	152,950	59,976
Warrants [Member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Anti-dilutive shares	457,648	457,648